Republic Funds
6 St. James Avenue
Boston, Massachusetts 02116
(617) 423-0800


February 9, 1996


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re: Republic Funds (File no. 33-7647) (the "Registrant"); Prospectuses dated January 26, 1996 for Republic U.S. Government Money Market Fund, Republic New York Tax Free Money Market Fund, Republic New York Tax Free Bond Fund, Republic Fixed Income Fund, Republic Equity Fund and Republic International Equity Fund (the "Funds"), each a series of shares of the Registrant.

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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the form of the captioned prospectuses that would have been filed by the Registrant on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of post-effective amendment no. 35 to the Registrant's registration statement on Form N-1A (File no. 33-7647) (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement with respect to the Funds and was filed electronically on January 23, 1996.

Please direct any comments or questions concerning this certificate to the undersigned at (617) 423-0800.

Very Truly Yours,


REPUBLIC FUNDS

By:  /s/ Andres E. Saldana
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     Andres E. Saldana
     Assistant Secretary